Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
T-REX 2X LONG GME DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long GME Daily Target ETF
Class Name	T-REX 2X Long GME Daily Target ETF
Trading Symbol	GMEU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long GME Daily Target ETF for the period of April 24, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/gmeu/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/gmeu/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long GME Daily Target ETF	$70[1]	1.50%[2]

¹ Costs are for the period of April 24, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 70	[1]
Expense Ratio, Percent	1.50%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of April 24, 2025 to December 31, 2025. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

•   For the period of April 24, 2025, (inception) to December 31, 2025, the T-REX 2X Long GME Daily Target ETF (the “Fund”) returned -65.30%.

•   In comparison, the S&P 500® Index returned 25.90% for the same period.

What key factors affected the Fund’s performance?

•   Equity markets experienced significant volatility during 2025, with heightened activity in heavily traded retail stocks.

•   The Fund generally aimed to provide 2x daily exposure to GameStop Corp. (“GME”).

•   Sharp declines and volatility in GME shares, combined with the Fund’s leveraged structure, contributed to substantial losses.

•   Compounding effects from daily rebalancing, volatility in GME stock price movements, and management fees negatively impacted results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to 200% of the daily performance of GameStop Corp. (GME). Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from 200% of GME’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Single-Issuer Risk — The Fund is concentrated in GameStop Corp.

•   Market Risk — Equity markets may decline due to economic or geopolitical events.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception	[3]
Average Annual Return [Table Text Block]

Annual Performance

Total Return Since Inception (04/24/25)
T-REX 2X Long GME Daily Target ETF	-65.30%
S&P 500® Index	25.90%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/gmeu/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Apr. 24, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.rexshares.com/gmeu/.
Net Assets	$ 18,912,917
Holdings Count	2
Advisory Fees Paid, Amount	$ 240,547
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$18,912,917
Number of Holdings	2
Total Net Advisory Fee	$240,547
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	139.48%
Liabilities in Excess of Other Assets	-2.44%
Derivatives	-37.04%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X LONG HOOD DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long HOOD Daily Target ETF
Class Name	T-REX 2X Long HOOD Daily Target ETF
Trading Symbol	ROBN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long HOOD Daily Target ETF for the period of January 31, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/robn/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/robn/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long HOOD Daily Target ETF	$157[1]	1.05%[2]

¹ Costs are for the period of January 31, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 157	[4]
Expense Ratio, Percent	1.05%	[5]
Expenses Short Period Footnote [Text Block]	Costs are for the period of January 31, 2025 to December 31, 2025. Costs for a full annual period would be higher
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

•   For the period of January 31, 2025, (inception) to December 31, 2025, the T-REX 2X Long HOOD Daily Target ETF (the “Fund”) returned 126.26%.

•   In comparison, the S&P 500® Index returned 14.69% for the same period.

What key factors affected the Fund’s performance?

•   Equity markets advanced in 2025, with strong performance in retail trading platforms and financial technology companies.

•   The Fund generally aimed to provide 2x daily exposure to Robinhood Markets, Inc. (“HOOD”).

•   Significant gains in Robinhood shares, driven by increased retail trading activity and product expansion, contributed positively to returns.

•   Compounding effects from daily rebalancing, volatility in HOOD stock price movements, and management fees negatively impacted results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to 200% of the daily performance of Robinhood Markets, Inc. Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from 200% of Robinhood’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Single-Issuer Risk — The Fund is concentrated in Robinhood Markets, Inc.

•   Market Risk — Equity markets may decline due to economic or geopolitical events.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception	[6]
Average Annual Return [Table Text Block]

Annual Performance

Total Return Since Inception (01/31/25)
T-REX 2X Long HOOD Daily Target ETF	126.26%
S&P 500® Index	14.69%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/robn/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Jan. 31, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.rexshares.com/robn/.
Net Assets	$ 164,395,516
Holdings Count	3
Advisory Fees Paid, Amount	$ 1,465,131
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$164,395,516
Number of Holdings	3
Total Net Advisory Fee	$1,465,131
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	109.23%
Liabilities in Excess of Other Assets	-0.58%
Derivatives	-8.65%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X LONG DJT DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long DJT Daily Target ETF
Class Name	T-REX 2X Long DJT Daily Target ETF
Trading Symbol	DJTU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long DJT Daily Target ETF for the period of March 4, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/djtu/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/djtu/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long DJT Daily Target ETF	$50[1]	1.05%[2]

¹ Costs are for the period of March 4, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 50	[7]
Expense Ratio, Percent	1.05%	[8]
Expenses Short Period Footnote [Text Block]	Costs are for the period of March 4, 2025 to December 31, 2025. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

•   For the period of March 4, 2025, (inception) to December 31, 2025, the T-REX 2X Long DJT Daily Target ETF (the “Fund”) returned -84.26%.

•   In comparison, the S&P 500® Index returned 19.73% for the same period.

What key factors affected the Fund’s performance?

•   Equity markets experienced periods of elevated volatility during 2025, with uneven performance across sectors.

•   The Fund generally aimed to provide 2x daily exposure to Trump Media & Technology Group Corp. (“DJT”).

•   Market drawdowns and volatility in DJT shares, combined with the Fund’s leveraged structure, contributed to significant losses.

•   Compounding effects from daily rebalancing, volatility in DJT price movements, and management fees negatively impacted results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to 200% of the daily performance of Trump Media & Technology Group Corp. (DJT). Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from 200% of DJT’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Single-Issuer Risk — The Fund is concentrated in Trump Media & Technology Group Corp.

•   Market Risk — Equity markets may decline due to economic or geopolitical events.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception	[9]
Average Annual Return [Table Text Block]

Annual Performance

Total Return Since Inception (03/04/25)
T-REX 2X Long DJT Daily Target ETF	-84.26%
S&P 500® Index	19.73%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/djtu/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Mar. 04, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.rexshares.com/djtu/.
Net Assets	$ 16,687,724
Holdings Count	2
Advisory Fees Paid, Amount	$ 76,871
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$16,687,724
Number of Holdings	2
Total Net Advisory Fee	$76,871
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	103.54%
Derivatives	7.74%
Liabilities in Excess of Other Assets	-11.58%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X LONG RBLX DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long RBLX Daily Target ETF
Class Name	T-REX 2X Long RBLX Daily Target ETF
Trading Symbol	RBLU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long RBLX Daily Target ETF for the period of March 4, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/rblu/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/rblu/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long RBLX Daily Target ETF	$95[1]	1.05%[2]

¹ Costs are for the period of March 4, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 95	[10]
Expense Ratio, Percent	1.05%	[11]
Expenses Short Period Footnote [Text Block]	Costs are for the period of March 4, 2025 to December 31, 2025. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

•   For the period of March 4, 2025, (inception) to December 31, 2025, the T-REX 2X Long RBLX Daily Target ETF (the “Fund”) returned 18.40%.

•   In comparison, the S&P 500® Index returned 19.73% for the same period.

What key factors affected the Fund’s performance?

•   Equity markets advanced in 2025, supported by growth in technology and interactive entertainment companies.

•   The Fund generally aimed to provide 2x daily exposure to Roblox Corporation (“RBLX”).

•   Strength in Roblox shares, driven by user growth and platform engagement trends, supported performance.

•   Compounding effects from daily rebalancing, volatility in RBLX stock price movements, and management fees negatively impacted results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to 200% of the daily performance of Roblox Corporation (RBLX). Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from 200% of RBLX’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Single-Issuer Risk — The Fund is concentrated in Roblox Corporation.

•   Market Risk — Equity markets may decline due to economic or geopolitical events.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception	[12]
Average Annual Return [Table Text Block]

Annual Performance

Total Return Since Inception (03/04/25)
T-REX 2X Long RBLX Daily Target ETF	18.40%
S&P 500® Index	19.73%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/rblu/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Mar. 04, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.rexshares.com/rblu/.
Net Assets	$ 8,769,775
Holdings Count	1
Advisory Fees Paid, Amount	$ 57,412
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$8,769,775
Number of Holdings	1
Total Net Advisory Fee	$57,412
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	103.26%
Liabilities in Excess of Other Assets	-0.17%
Derivatives	-3.09%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X LONG ARM DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long ARM Daily Target ETF
Class Name	T-REX 2X Long ARM Daily Target ETF
Trading Symbol	ARMU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long ARM Daily Target ETF for the period of March 4, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/armu/. You can also request this information by contacting us at (833) 759-6110.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/armu/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long ARM Daily Target ETF	$68[1]	1.05%[2]

¹ Costs are for the period of March 4, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 68	[13]
Expense Ratio, Percent	1.05%	[14]
Expenses Short Period Footnote [Text Block]	Costs are for the period of March 4, 2025 to December 31, 2025. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

•   For the period of March 4, 2025, (inception) to December 31, 2025, the T-REX 2X Long ARM Daily Target ETF (the “Fund”) returned -43.95%.

•   In comparison, the S&P 500® Index returned 19.73% for the same period.

What key factors affected the Fund’s performance?

•   Equity markets experienced periods of volatility during 2025, particularly within the semiconductor sector

•   The Fund generally aimed to provide 2x daily exposure to Arm Holdings plc (“ARM”).

•   Weakness in ARM shares during portions of the period, combined with the Fund’s leveraged structure, contributed to losses.

•   Compounding effects from daily rebalancing, volatility in ARM stock price movements, and management fees negatively impacted results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to 200% of the daily performance of Arm Holdings plc (ARM). Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from 200% of ARM’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Single-Issuer Risk — The Fund is concentrated in Arm Holdings plc.

•   Market Risk — Equity markets may decline due to economic or geopolitical events.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception	[15]
Average Annual Return [Table Text Block]

Annual Performance

Total Return Since Inception (03/04/25)
T-REX 2X Long ARM Daily Target ETF	-43.95%
S&P 500® Index	19.73%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/armu/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Mar. 04, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 23, 2026
Updated Performance Information Location [Text Block]	For more recent performance information visit www.rexshares.com/armu/.
Net Assets	$ 1,961,768
Holdings Count	1
Advisory Fees Paid, Amount	$ 15,845
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$1,961,768
Number of Holdings	1
Total Net Advisory Fee	$15,845
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	101.99%
Liabilities in Excess of Other Assets	-0.08%
Derivatives	-1.91%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Material Fund Change [Text Block]

MATERIAL CHANGES

Fund Liquidation

On February 19, 2026, the Board of Trustees of ETF Opportunities Trust approved a Plan of Liquidation for the T-REX 2X Long ARM Daily Target ETF (ARMU) (the “Fund”), based on the recommendation of Tuttle Capital Management, LLC. The Fund will cease trading on Cboe BZX Exchange, Inc. and close to purchases on March 16, 2026, and is expected to liquidate on March 23, 2026. Shareholders may sell shares through the closing date. On or about the liquidation date, remaining shareholders will receive a cash distribution equal to their proportionate interest in the Fund’s net assets, after payment of liabilities and liquidation expenses. As the portfolio is liquidated, the Fund may hold increased cash and deviate from its investment objective, and it will terminate following completion of distributions.

T-REX 2X LONG SNOW DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long SNOW Daily Target ETF
Class Name	T-REX 2X Long SNOW Daily Target ETF
Trading Symbol	SNOU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long SNOW Daily Target ETF for the period of April 24, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/snou/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/snou/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long SNOW Daily Target ETF	$143[1]	1.50%[2]

¹ Costs are for the period of April 24, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 143	[16]
Expense Ratio, Percent	1.50%	[17]
Expenses Short Period Footnote [Text Block]	Costs are for the period of April 24, 2025 to December 31, 2025. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

•   For the period of April 24, 2025, (inception) to December 31, 2025, the T-REX 2X Long SNOW Daily Target ETF (the “Fund”) returned 77.36%.

•   In comparison, the S&P 500® Index returned 25.90% for the same period.

What key factors affected the Fund’s performance?

•   Equity markets advanced during 2025, with strength in cloud computing and data analytics companies.

•   The Fund generally aimed to provide 2x daily exposure to Snowflake Inc. (“SNOW”).

•   Strong performance in Snowflake shares, driven by enterprise demand and cloud adoption trends, and supported returns.

•   Compounding effects from daily rebalancing, volatility in SNOW stock price movements, and management fees negatively impacted results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to 200% of the daily performance of Snowflake Inc. (SNOW). Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from 200% of SNOW’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Single-Issuer Risk — The Fund is concentrated in Snowflake Inc.

•   Market Risk — Equity markets may decline due to economic or geopolitical events.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception	[18]
Average Annual Return [Table Text Block]

Annual Performance

Total Return Since Inception (04/24/25)
T-REX 2X Long SNOW Daily Target ETF	77.36%
S&P 500® Index	25.90%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/snou/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Apr. 24, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.rexshares.com/snou/.
Net Assets	$ 16,345,460
Holdings Count	1
Advisory Fees Paid, Amount	$ 62,928
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$16,345,460
Number of Holdings	1
Total Net Advisory Fee	$62,928
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	107.04%
Liabilities in Excess of Other Assets	-2.66%
Derivatives	-4.38%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X LONG APPLE DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long Apple Daily Target ETF
Class Name	T-REX 2X Long Apple Daily Target ETF
Trading Symbol	AAPX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long Apple Daily Target ETF for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/aapx/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/aapx/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Apple Daily Target ETF	$102	1.05%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

•   For the period of January 1, 2025, to December 31, 2025, the T-REX 2X Long Apple Daily Target ETF (the “Fund”) returned -4.99%.

•   In comparison, the S&P 500® Index returned 17.88% for the same period.

What key factors affected the Fund’s performance?

•   US stocks rose in 2025, led by the continued appreciation of AI-driven megacap technology stocks.

•   The Fund generally aimed to provide 2x daily exposure to Apple Inc. (“AAPL”).

•   The Fund’s leveraged strategy provided mixed results over the year.

•   Compounding effects from daily rebalancing, volatility drag in AAPL stock price movements, and management fees negatively impacted results.

•   Apple faced challenges from slower iPhone sales growth and regulatory pressures.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to 200% of the daily performance of Apple Inc. Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from 200% of Apple’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Single-Issuer Risk — The Fund is concentrated in Apple Inc.

•   Market Risk — Equity markets may decline due to economic or geopolitical events.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception	[19]
Average Annual Return [Table Text Block]

Annual Performance

	1 year	Average Annual Total Return Since Inception (01/10/24)
T-REX 2X Long Apple Daily Target ETF	-4.99%	21.68%
S&P 500® Index	17.88%	21.49%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/aapx/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Jan. 10, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.rexshares.com/aapx/.
Net Assets	$ 9,132,797
Holdings Count	2
Advisory Fees Paid, Amount	$ 118,280
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$9,132,797
Number of Holdings	2
Total Net Advisory Fee	$118,280
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	124.69%
Derivatives	-0.51%
Liabilities in Excess of Other Assets	-24.18%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X LONG ALPHABET DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long Alphabet Daily Target ETF
Class Name	T-REX 2X Long Alphabet Daily Target ETF
Trading Symbol	GOOX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long Alphabet Daily Target ETF for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/goox/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/goox/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Alphabet Daily Target ETF	$169	1.05%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

•   For the period of January 1, 2025, to December 31, 2025, the T-REX 2X Long Alphabet Daily Target ETF (the “Fund”) returned 121.50%.

•   In comparison, the S&P 500® Index returned 17.88% for the same period.

What key factors affected the Fund’s performance?

•   US stocks rose sharply in 2025, led by continued strength in megacap technology companies, including Google.

•   The Fund generally aimed to provide 2x daily exposure to Alphabet Inc. (“GOOG”).

•   Strong performance in Alphabet shares, driven by growth in digital advertising and AI-related initiatives, contributed positively to returns.

•   Compounding effects from daily rebalancing, volatility in GOOG stock price movements, and management fees negatively impacted results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to 200% of the daily performance of Alphabet Inc. Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from 200% of Alphabet’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Single-Issuer Risk — The Fund is concentrated in Alphabet Inc.

•   Market Risk — Equity markets may decline due to economic or geopolitical events.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception	[20]
Average Annual Return [Table Text Block]

Annual Performance

	1 year	Average Annual Total Return Since Inception (01/10/24)
T-REX 2X Long Alphabet Daily Target ETF	121.50%	81.42%
S&P 500® Index	17.88%	21.49%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/goox/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Jan. 10, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.rexshares.com/goox/.
Net Assets	$ 48,201,901
Holdings Count	2
Advisory Fees Paid, Amount	$ 239,172
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$48,201,901
Number of Holdings	2
Total Net Advisory Fee	$239,172
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	74.13%
Other Assets Net of Liabilities	16.64%
Derivatives	9.23%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X LONG MICROSOFT DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long Microsoft Daily Target ETF
Class Name	T-REX 2X Long Microsoft Daily Target ETF
Trading Symbol	MSFX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long Microsoft Daily Target ETF for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/msfx/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/msfx/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Microsoft Daily Target ETF	$110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

•   For the period of January 1, 2025, to December 31, 2025, the T-REX 2X Long Microsoft Daily Target ETF (the “Fund”) returned 9.83%.

•   In comparison, the S&P 500® Index returned 17.88% for the same period.

What key factors affected the Fund’s performance?

•   US equities posted solid gains in 2025, supported by continued investment in cloud computing and artificial intelligence.

•   The Fund generally aimed to provide 2x daily exposure to Microsoft Corporation (“MSFT”).

•   Strength in Microsoft’s cloud and enterprise software businesses supported performance, while periods of market volatility affected results.

•   Compounding effects from daily rebalancing, volatility in MSFT stock price movements, and management fees negatively impacted results.

Understanding Leveraged ETFs

The Fund seeks daily investment results that correspond to 200% of the daily performance of Microsoft Corporation. Due to the effects of compounding, holding periods longer than one day may result in returns that significantly differ from 200% of Microsoft’s cumulative performance over the same period.

Principal Risks

•   Leverage Risk — The use of leverage magnifies both gains and losses.

•   Compounding Risk — Daily rebalancing can cause performance drift in volatile markets.

•   Single-Issuer Risk — The Fund is concentrated in Microsoft Corporation.

•   Market Risk — Equity markets may decline due to economic or geopolitical events.

•   Derivatives Risk — The Fund uses swaps and other derivatives that may increase volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception	[21]
Average Annual Return [Table Text Block]

Annual Performance

	1 year	Average Annual Total Return Since Inception (01/10/24)
T-REX 2X Long Microsoft Daily Target ETF	9.83%	7.36%
S&P 500® Index	17.88%	21.49%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/msfx/.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Jan. 10, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.rexshares.com/msfx/.
Net Assets	$ 11,752,206
Holdings Count	2
Advisory Fees Paid, Amount	$ 117,668
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$11,752,206
Number of Holdings	2
Total Net Advisory Fee	$117,668
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	120.67%
Derivatives	-0.89%
Liabilities in Excess of Other Assets	-19.78%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

[1]	Costs are for the period of April 24, 2025 to December 31, 2025. Costs for a full annual period would be higher.
[2]	Annualized.
[3]	Inception
[4]	Costs are for the period of January 31, 2025 to December 31, 2025. Costs for a full annual period would be higher.
[5]	Annualized.
[6]	Inception
[7]	Costs are for the period of March 4, 2025 to December 31, 2025. Costs for a full annual period would be higher.
[8]	Annualized.
[9]	Inception
[10]	Costs are for the period of March 4, 2025 to December 31, 2025. Costs for a full annual period would be higher.
[11]	Annualized.
[12]	Inception
[13]	Costs are for the period of March 4, 2025 to December 31, 2025. Costs for a full annual period would be higher.
[14]	Annualized.
[15]	Inception
[16]	Costs are for the period of April 24, 2025 to December 31, 2025. Costs for a full annual period would be higher.
[17]	Annualized.
[18]	Inception
[19]	Inception
[20]	Inception
[21]	Inception